PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment

	2013	2012
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,142	2,064
Furniture, fixtures, and equipment	998	955

	3,386	3,265
Less accumulated depreciation	2,772	2,682

Total	$614	$583